RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Related Party Transaction [Line Items]
Percentage Of Annual Management Fee	0.50%
Accrued Management Fees	$ 39,156,659	$ 48,686,899
Series Thirty Three [Member]
Related Party Transaction [Line Items]
Repayment Of Advance From Affiliate		54,660
Series Thirty Four [Member]
Related Party Transaction [Line Items]
Repayment Of Advance From Affiliate	133,578
Series Forty [Member]
Related Party Transaction [Line Items]
Repayment Of Advance From Affiliate		370,404
Series Forty One [Member]
Related Party Transaction [Line Items]
Repayment Of Advance From Affiliate		359,757
Series Forty Two [Member]
Related Party Transaction [Line Items]
Repayment Of Advance From Affiliate		221,615
Series Forty Four [Member]
Related Party Transaction [Line Items]
Proceeds from Collection of Advance From An Affiliate	14,262	103,171
Series Forty Five [Member]
Related Party Transaction [Line Items]
Proceeds from Collection of Advance From An Affiliate	$ 16,568	$ 14,906